Subsequent events (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	0 Months Ended
Feb. 05, 2013
Sales of gold by-product
Subsequent events
Initial cash payments to be received in transaction	$ 1,900,000,000
Number of warrants to be received in transaction	10
Strike price of warrants to be received in transactions (in dollars per share)	$ 65
Term of warrants	10 years
Value of warrants to be received in transaction	100,000,000
Sales of gold by-product | Minimum
Subsequent events
Additional contingent consideration that may be received, depending on timing and size of the expansion	67,000,000
Sales of gold by-product | Maximum
Subsequent events
Future cash payments to be received in transaction (in dollars per ounce)	$ 400
Additional contingent consideration that may be received, depending on timing and size of the expansion	400,000,000
Sale of payable gold by-product stram from Salobo copper mine
Subsequent events
Percentage of payable gold by-product sold	25.00%
Initial cash payments to be received in transaction	1,330,000,000
Annual inflation adjustment for future cash payments to be received in transaction (as a percent)	1.00%
Firm commitment to quantities of gold delivered	0
Sale of payable gold by-product stram from Salobo copper mine | Minimum
Subsequent events
Capacity to process copper ores that may be expanded (in Mtpy)	28
Sale of payable gold by-product stram from Sudbury nickel mines
Subsequent events
Percentage of payable gold by-product sold	70.00%
Term of agreement	20 years
Initial cash payments to be received in transaction	$ 570,000,000
Number of warrants to be received in transaction	10